Shareholder Report, Holdings (Details) - C000014260	Oct. 31, 2025
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	10.20%
B
Holdings [Line Items]
Percent of Net Asset Value	41.20%
BB
Holdings [Line Items]
Percent of Net Asset Value	41.30%
BBB
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.40%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.30%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.90%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	8.40%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.30%